INVESTMENT IN NSURE, INC. (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020	Feb. 19, 2020	Feb. 10, 2020	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments							$ 1,350,000		$ 1,350,000	$ 1,350,000
Number of shares issued						2,070,000
Ownership interest							36.00%		33.00%	26.00%
Proceeds from issuance of common stock						$ 12,420,000		$ 10,481,938	$ 10,496,221	$ 1,200,000
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares issued					46,667
Proceeds from issuance of common stock					$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments	$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Investments				$ 1,000,000
Number of shares issued				291,873
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Investments				$ 3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Investments				$ 16,000,000			16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member]
Investments	$ 50,000	$ 100,000	$ 200,000				$ 1,350,000		$ 1,350,000
Number of shares issued	43,781	43,781	58,375	5,837,462
Ownership interest				35.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Number of shares issued				291,873
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments				$ 20,000,000
Ownership interest				35.00%